Fees and Commissions	12 Months Ended
Dec. 31, 2019
Fees and Commissions [Abstract]
FEES AND COMMISSIONS

NOTE 27

FEES AND COMMISSIONS

This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument's effective interest rate:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Fee and commission income
Fees and commissions for lines of credits and overdrafts	10,315	6,624	7,413
Fees and commissions for guarantees and letters of credit	35,039	33,654	33,882
Fees and commissions for card services	225,702	218,903	201,791
Fees and commissions for management of accounts	35,949	33,865	31,901
Fees and commissions for collections and payments	33,355	40,077	44,312
Fees and commissions for intermediation and management of securities	10,154	10,147	10,090
Insurance brokerage fees	49,664	39,949	36,430
Office banking	13,655	15,921	15,669
Fees for other services rendered	47,331	45,633	43,123
Other fees earned	37,494	39,690	30,947
Total	498,658	484,463	455,558

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Fee and commission expense
Compensation for card operation	(171,513)	(163,794)	(149,809)
Fees and commissions for securities transactions	(1,001)	(936)	(858)
Office banking	(1,860)	(4,096)	(15,283)
Other fees	(37,198)	(24,752)	(10,545)
Total	(211,572)	(193,578)	(176,495)

Net fees and commissions income	287,086	290,885	279,063

The fees earned in transactions with letters of credit are presented in the Consolidated Statements of Income in the line item "Interest income".

The income and expenses for the commissions of the business segments are presented below and the calendar for the recognition of income from ordinary activities is opened.

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2019	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	6,123	935	3,240	17	10,315	10,315	-	-
Commissions for guarantees and letters of credit	11,553	17,531	5,842	113	35,039	35,039	-	-
Commissions for card services	218,635	6,042	950	75	225,702	41,347	184,355	-
Commissions for account management	32,608	2,515	823	3	35,949	35,949	-	-
Commissions for collections, collections and payments	36,129	2,185	464	(5,423)	33,355	-	12,854	20,501
Commissions for intermediation and management of values	3,219	245	8,301	(1,611)	10,154	-	10,154	-
Remuneration for insurance commercialization	49,664	-	-	-	49,664	-	-	49,664
Office banking	9,280	3,782	606	(13)	13,655	-	13,655	-
Other remuneration for services rendered	42,499	3,748	839	245	47,331	-	47,331	-
Other commissions earned	12,462	10,727	14,293	12	37,494	-	37,494	-
Total	422,172	47,710	35,358	(6,582)	498,658	122,650	305,843	70,165

Commission expenses
Remuneration for card operation	(168,024)	(3,475)	(321)	307	(171,513)	-	(171,513)	-
Commissions per transaction with securities	-	-	(33)	(968)	(1,001)	-	(1,001)	-
Office banking	(1,186)	(389)	(282)	(3)	(1,860)	-	(1,860)	-
Other commissions	(22,335)	(5,134)	(5,619)	(4,110)	(37,198)	-	(37,198)	-
Total	(191,545)	(8,998)	(6,255)	(4,774)	(211,572)	-	(211,572)	-
Total Net commission income and expenses	230,627	38,712	29,103	(11,356)	287,086	122,650	94,271	70,165

The income and expenses for the commissions of the business segments are presented below and the calendar for the recognition of income from ordinary activities is opened.

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2018	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	5,901	271	453	(1)	6,624	6,624	-	-
Commissions for guarantees and letters of credit	11,099	16,258	6,239	58	33,654	33,654	-	-
Commissions for card services	211,615	6,193	1,036	59	218,903	34,856	184,047	-
Commissions for account management	30,386	2,678	799	2	33,865	33,865	-	-
Commissions for collections, collections and payments	66,780	1,693	458	(28,854)	40,077	-	15,719	24,358
Commissions for intermediation and management of values	4,050	134	7,221	(1,258)	10,147	-	10,147	-
Remuneration for insurance commercialization	-	-	-	39,949	39,949	-	-	39,949
Office banking	11,420	3,893	608	-	15,921	-	15,921	-
Other remuneration for services rendered	40,901	3,833	819	80	45,633	-	45,633	-
Other commissions earned	6,908	9,743	23,320	(281)	39,690	-	39,690	-
Total	389,060	44,696	40,953	9,754	484,463	108,999	311,157	64,307

Commission expenses
Remuneration for card operation	(159,817)	(3,186)	(134)	(657)	(163,794)	-	(163,794)	-
Commissions per transaction with securities	(169)	(3)	(419)	(345)	(936)	-	(936)	-
Office banking	(2,374)	(985)	(722)	(15)	(4,096)	-	(4,096)	-
Other commissions	(6,168)	(3,776)	(4,614)	(10,194)	(24,752)	-	(24,752)	-
Total	(168,528)	(7,950)	(5,889)	(11,211)	(193,578)	-	(193,578)	-
Total Net commission income and expenses	220,532	36,746	35,064	(1,457)	290,885	108,999	117,579	64,307